401(k) Plan	6 Months Ended
Jun. 30, 2018
Retirement Benefits [Abstract]
401(k) Plan

(11)        401(k) Plan

The Company has a 401(k) Profit Sharing Plan and Trust (the Plan). Participation in the Plan is voluntary and is available to all employees. Employees are eligible to participate in the Plan on the first day of the month after their first day of employment. Participants may elect to contribute part of their annual salary to the Plan up to the statutorily prescribed limit. The Company may make discretionary matching or qualified nonelective contributions to the Plan. The Company maintains a match of 40% of each dollar up to the first 5% of compensation that is contributed to the Plan. The match for the years ended December 31, 2017 and 2016 was $462 thousand and $376 thousand, respectively.